TRAINER WORTHAM LARGE-CAP GROWTH FUND

DEAR CURRENT AND FUTURE SHAREHOLDERS,

At June 30, 2001, the net assets in the Fund amounted to $2,200,907 with 228 shareholders. The top ten positions in order were: Qualcomm (4.1% of the Fund's net assets), Comcast (4.0%), Bank of America (3.9%), Veritas Software (3.9%), Citigroup (3.9%), American International Group (3.8%), Cisco Systems (3.8%), Morgan Stanley Dean Witter & Co. (3.9%), AOL TimeWarner (3.7%), and Altera Corp. (3.6%). The sector weightings were as follows: Technology 38.4%, Financials 18.8%, Healthcare 15.2%, Consumer Discretion 12.7%, Telecommunication Services 8.9%, Industrial 3.4%, Energy 2.9%.

REVIEW AND OUTLOOK

After selling off sharply in the first quarter of 2001, stock prices moved modestly higher over the past three months. As expected, economic data for the second quarter pointed toward continued weakness. Gross Domestic Product (GDP) grew at an annual pace of less than 1% over the past three months, and overall corporate profits were down in the area of 17%.

We believe the second quarter will prove to be the low point in economic growth for the year. The decline in corporate profits will be substantially less in the third quarter, and profits should move upward in the fourth quarter. The reasons for this improvement are both monetary and tax policies. The Federal Reserve has lowered the federal funds rate six times since January 4th, from 6% to 3.75%. We recognize that excess capacity and inventories throughout many sectors of the economy need to be reduced before lower rates lead to investment in new infrastructure; but we believe that this aggressive stance by the Federal Reserve should begin to stimulate economic growth by this fall.

The economy should also benefit from the tax cut, which became effective July 1. While this year's rate relief is small, the overall impact of the tax bill is still positive. Another positive is a lower energy product price, which will benefit both consumers and businesses going forward.

The gradual firming in growth that we anticipate is certainly not without risk. The manufacturing sector, technology in particular, remains depressed; and the service and consumer sectors continue to sustain some economic growth. Even with the tax and monetary stimuli, the growth in the consumer sector could slowdown because of the rise in unemployment and the need to reduce consumer debt that stands at record levels. Furthermore, an additional risk is the deterioration in global growth. It appears there will be no growth in Japan's economy for sometime. In addition, Latin America is experiencing structural economic problems, and while the European economies remain sound, they are also slowing, offering little growth potential for our large multi national companies.

The technology sector remains highly volatile given continued weakness in company fundamentals. Everyone wants to know when will we see an upturn in demand. We believe it will be in the fourth quarter at the earliest, or the beginning of 2002. As the long-term outlook for this sector remains favorable, we think a representation in technology is warranted. The software and data storage area, as well as those engaged in the semiconductor business, are the "building blocks" of the modern economy. Given the uncertain economic environment, we are focusing on companies with visible earnings growth that are market leaders in fast growing industries selling at reasonable valuations.

Sincerely,

/S/ROBERT J. VILE
Robert J. Vile, CPA, CFA
Managing Director
Trainer Wortham & Company, Inc.


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICES FLUCTUATE AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU REDEEM SHARES.

THIS MATERIAL IS TO BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS. SHARES OF THE TRAINER WORTHAM FUNDS ARE DISTRIBUTED BY PFPC DISTRIBUTORS, INC. WHICH IS NOT AFFILIATED WITH FIRST REPUBLIC BANK AND IS NOT A BANK. TRAINER WORTHAM & CO., INC. IS THE INVESTMENT ADVISOR TO THE TRAINER WORTHAM LARGE-CAP GROWTH FUND, FOR WHICH IT RECEIVES A FEE.

SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY, ANY BANK, ITS AFFILIATES, AND ARE NOT
FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FEDERAL DEPOSIT INSURANCE CORPORATION, FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE FUNDS INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

TRAINER WORTHAM LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS                                            JUNE 30, 2001
--------------------------------------------------------------------------------

                                                                     MARKET
  SHARES                                                              VALUE
----------                                                         ----------
              COMMON STOCK - 100.14%
              COMPUTER SOFTWARE & SERVICES - 22.89%
   1,550      AOL Time Warner, Inc.* ...........................   $   82,150
   2,425      EMC Corp.* .......................................       70,446
   1,500      Juniper Networks, Inc.* ..........................       46,650
   1,100      Microsoft Corp.* .................................       80,300
   1,620      Siebel Systems, Inc.* ............................       75,978
   3,925      Sun Microsystems, Inc.* ..........................       61,701
   1,300      VERITAS Software Corporation* ....................       86,489
                                                                   ----------
                                                                      503,714
                                                                   ----------

              DIVERSIFIED OPERATIONS - 3.38%
   1,525      General Electric Co. .............................       74,344
                                                                   ----------

              ELECTRONICS - SEMICONDUCTOR - 9.60%
   2,750      Altera Corp.* ....................................       79,750
   1,450      Broadcom Corp., Class A* .........................       62,002
   1,225      Novellus Systems, Inc.* ..........................       69,568
                                                                   ----------
                                                                      211,320
                                                                   ----------

              FINANCIAL - 18.81%
     987      American International Group, Inc. ...............       84,882
   1,450      Bank of America Corp. ............................       87,044
   1,616      Citigroup, Inc. ..................................       85,389
   1,300      Morgan Stanley Dean Witter & Co. .................       83,499
   1,575      Wells Fargo & Co. ................................       73,127
                                                                   ----------
                                                                      413,941
                                                                   ----------

              MEDIA / BROADCASTING - 5.99%
   2,025      Comcast Corp., Special Class A* ..................       87,885
     850      Viacom, Inc., Class B* ...........................       43,987
                                                                   ----------
                                                                      131,872
                                                                   ----------

              MEDICAL - PHARMACEUTICAL - 15.21%
   1,300      Amgen, Inc.* .....................................       78,884
   1,935      Applera Corp. - Applied Biosystems Group .........       51,761
   1,500      Medtronic, Inc. ..................................       69,015
     950      Merck & Co., Inc. ................................       60,714
   1,856      Pfizer, Inc. .....................................       74,333
                                                                   ----------
                                                                      334,707
                                                                   ----------

              OIL COMPANIES - 2.88%
   1,175      Anadarko Petroleum Corp. .........................       63,485
                                                                   ----------

  THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

TRAINER WORTHAM LARGE-CAP GROWTHFUND
SCHEDULE OF INVESTMENTS (CONTINUED)                                JUNE 30, 2001
--------------------------------------------------------------------------------

                                                                     MARKET
  SHARES                                                              VALUE
----------                                                         ----------

              RETAIL - 6.66%
   1,050      Best Buy Co., Inc.* ..............................   $   66,696
   1,275      Kohl's Corp.* ....................................       79,981
                                                                   ----------
                                                                      146,677
                                                                   ----------

              TECHNOLOGY & COMPUTERS - 5.87%
   4,600      Cisco Systems, Inc.* .............................       83,720
   3,320      Network Appliance, Inc.* .........................       45,484
                                                                   ----------
                                                                      129,204
                                                                   ----------

              TELECOMMUNICATIONS - 8.85%
   3,800      JDS Uniphase Corp.* ..............................       47,500
   1,525      QUALCOMM, Inc.* ..................................       89,182
   1,825      Qwest Communications International, Inc. .........       58,163
                                                                   ----------
                                                                      194,845
                                                                   ----------
                TOTAL COMMON STOCK (COST $2,654,469) ...........    2,204,109
                                                                   ----------
                TOTAL INVESTMENTS (COST $2,654,469**) - 100.14%     2,204,109
                OTHER LIABILITIES LESS OTHER ASSETS - (0.14)% ..       (3,202)
                                                                   ----------
                NET ASSETS - 100.00% ...........................   $2,200,907
                                                                   ==========

 * Non-income producing security.

** Cost for Federal income tax purposes is $2,994,819 and net unrealized depreciation consists of:

              Gross unrealized appreciation ....................   $  113,392
              Gross unrealized depreciation ....................     (904,102)
                                                                   ----------
                  Net unrealized depreciation ..................   $ (790,710)
                                                                   ==========

  THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
--------------------------------------------------------------------------------

                                                                                        LARGE-CAP
                                                                                       GROWTH FUND
                                                                                       -----------
ASSETS
   Investments in securities at market value (identified cost $2,654,469)
     (Note 1) ..................................................................       $2,204,109
   Receivables:
     Dividends and interest ....................................................              454
     Investment securities sold ................................................           59,658
   Reimbursement due from Investment Advisor ...................................            8,134
                                                                                       ----------
     TOTAL ASSETS ..............................................................        2,272,355
                                                                                       ----------

LIABILITIES
   Payables:
     Investment securities purchased ...........................................           44,242
     Distribution fee ..........................................................              456
     Due to custodian ..........................................................            9,573
   Accrued expenses ............................................................           17,177
                                                                                       ----------
     TOTAL LIABILITIES .........................................................           71,448
                                                                                       ----------

NET ASSETS
   (applicable to outstanding shares of 362,752; unlimited shares of $0.001
     par value authorized) .....................................................       $2,200,907
                                                                                       ==========

   Net asset value, offering and redemption price per share ....................            $6.07
                                                                                       ==========

SOURCE OF NET ASSETS
   Paid-in capital .............................................................       $3,752,009
   Accumulated net realized loss on investments ................................       (1,100,742)
   Net unrealized depreciation of investments ..................................         (450,360)
                                                                                       ----------
     NET ASSETS ................................................................       $2,200,907
                                                                                       ==========


  THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 2001
--------------------------------------------------------------------------------

                                                                                       LARGE-CAP
                                                                                      GROWTH FUND
                                                                                      ------------
INVESTMENT INCOME
   Dividends ...................................................................      $    10,047
   Interest ....................................................................            2,558
                                                                                      -----------
     TOTAL INCOME ..............................................................           12,605
                                                                                      -----------

EXPENSES
   Advisory fees (Note 3) ......................................................           20,778
   Transfer agent fees .........................................................           33,058
   Bookkeeping and pricing .....................................................           25,533
   Administrator expense .......................................................            8,155
   Distribution expense (Note 3) ...............................................            6,926
   Registration expense ........................................................            6,811
   Custodian fees ..............................................................            5,552
   Independent accountants .....................................................            5,000
   Reports to shareholders .....................................................            4,668
   Legal expense ...............................................................            3,873
   Trustees' fees and expenses .................................................            2,320
   Insurance expense ...........................................................              171
                                                                                      -----------
     TOTAL EXPENSES ............................................................          122,845
     Expenses waived and reimbursed (Note 3) ...................................          (81,290)
                                                                                      -----------
     NET EXPENSES ..............................................................           41,555
                                                                                      -----------
     NET INVESTMENT LOSS .......................................................          (28,950)
                                                                                      -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss from security transactions ................................       (1,030,368)
   Net change in unrealized appreciation (depreciation) of investments .........         (555,296)
                                                                                      -----------
   Net realized and unrealized loss on investments .............................       (1,585,664)
                                                                                      -----------
   Net decrease in net assets resulting from operations ........................      $(1,614,614)
                                                                                      ===========

  THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        LARGE-CAP GROWTH FUND
                                                                     ----------------------------
                                                                       YEAR              PERIOD
                                                                       ENDED             ENDED
                                                                      JUNE 30,           JUNE 30,
                                                                       2001               2000*
                                                                     ----------        ----------
OPERATIONS
   Net investment loss ............................................   $ (28,950)       $   (8,023)
   Net realized loss on investments ...............................  (1,030,368)          (70,374)
   Net change in unrealized appreciation (depreciation)
     of investments ...............................................    (555,296)          104,936
                                                                     ----------        ----------
   Net increase (decrease) in net assets resulting from operations   (1,614,614)           26,539
                                                                     ----------        ----------
BENEFICIAL INTEREST TRANSACTIONS
   Receipt from shares sold .......................................   2,066,701         2,698,904
   Shares redeemed ................................................    (737,781)         (238,842)
                                                                     ----------        ----------
   Net increase in net assets resulting from beneficial interest
     transactions (a) .............................................   1,328,920         2,460,062
                                                                     ----------        ----------
     Total increase (decrease) in net assets ......................    (285,694)        2,486,601
NET ASSETS
   Beginning of period ............................................   2,486,601                --
                                                                     ----------        ----------
   End of period ..................................................  $2,200,907        $2,486,601
                                                                     ==========        ==========

   (a)Transactions in shares of beneficial interest were:
      Shares sold .................................................     228,166           254,536
      Shares redeemed .............................................     (96,814)          (23,136)
                                                                     ----------        ----------
      Net increase ................................................     131,352           231,400
      Beginning balance ...........................................     231,400                --
                                                                     ----------        ----------
      Ending balance ..............................................     362,752           231,400
                                                                     ==========        ==========

--------------------------
* Trainer Wortham Large-Cap Growth Fund commenced operations on December 8,
  1999.


  THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                             LARGE-CAP GROWTH FUND
                                                                           -------------------------
                                                                            YEAR             PERIOD
                                                                            ENDED             ENDED
                                                                           JUNE 30,          JUNE 30,
                                                                             2001             2000 1
                                                                           -------           -------
NET ASSET VALUE, BEGINNING OF PERIOD ...............................        $10.75            $10.00
                                                                           -------           -------
   INCOME FROM INVESTMENT OPERATIONS
   ---------------------------------
   Net investment loss .............................................         (0.08)            (0.03)
   Net gains (losses) on securities (both realized and
     unrealized) ...................................................         (4.60)             0.78
                                                                           -------           -------
     Total from investment operations ..............................         (4.68)             0.75
                                                                           -------           -------

NET ASSET VALUE, END OF PERIOD .....................................        $ 6.07            $10.75
                                                                           =======           =======

TOTAL RETURN .......................................................       (43.54%)            7.50%+
RATIOS/SUPPLEMENTAL DATA
------------------------
   Net assets, end of period (in 000's) ............................        $2,201            $2,487
   Ratio of expenses to average net assets
     before reimbursement of expenses by Advisor ...................         4.43%            11.06%*
     after reimbursement of expenses by Advisor ....................         1.50%             1.50%*
   Ratio of net investment loss to average net assets
     before reimbursement of expenses by Advisor ...................        (3.98%)          (10.54%)*
     after reimbursement of expenses by Advisor ....................        (1.05%)           (0.98%)*
   Portfolio turnover rate .........................................          151%               33%+

------------------------
1  The Large-Cap Growth Fund commenced operations on December 8, 1999.
*  Annualized.
+  Since inception, not annualized.


   THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 2001
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Trainer Wortham Funds (the "Trust") is an open-end investment management company which issues its shares of beneficial interest in separate series. Each series of shares relates to a separate portfolio of assets. This Annual Report relates solely to the Trainer Wortham Large-Cap Growth Fund (the "Fund").

The Fund seeks capital appreciation. The Fund invests primarily in equity securities of large capitalization companies that the Advisor believes have above average growth rates.

Due to the inherent risk in any investment program, the Fund can not ensure that its investment objectives will be realized. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A. SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Unlisted securities, or listed securities in which there were no sales, are valued at the bid price. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost which approximates market value. All other securities are valued at their fair value as determined in good faith by the Board of Trustees.

B. OTHER. As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Those differences are primarily due to different treatments for net operating losses and post-October capital losses.

C. NET ASSET VALUE PER SHARE. Net asset value per share of the Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of the Fund's net assets by the number of Fund shares outstanding. The offering price and redemption price per share is the same as the net asset value per share.

D. FEDERAL INCOME TAXES. It is the policy of the Fund to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, if such qualification is in the best interest of its stockholders, and to make distributions of net investment income and capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryovers) sufficient to relieve it from all, or substantially all, Federal income taxes. As of

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          JUNE 30, 2001
--------------------------------------------------------------------------------

June 30, 2001, the Fund had a capital loss carryforward for Federal income tax purposes of $402,561 which expires in 2009 and had additional capital losses of $698,181 for financial reporting purposes that have been deferred for Federal income tax purposes.

E. USE OF ESTIMATES IN FINANCIAL STATEMENTS. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.


NOTE 2 - PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, other than short-term investments, for the year ended June 30, 2001 are as follows:

                                    PURCHASES        SALES
                                   ----------      -----------
Large-Cap Growth Fund ...........  $5,407,925      $4,102,936

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES Trainer Wortham & Co., Inc. (the "Advisor") is the investment advisor for certain of the Trust's series pursuant to three separate investment advisory agreements (each an "Agreement"). Under the terms of the Agreement with respect to the Fund, the Advisor receives an annual fee, accrued daily and paid monthly, of 0.75% of the average daily net assets of the Fund. During the year ended June 30, 2001, the Trust paid the Advisor $20,778 on behalf of the Fund. The Advisor has voluntarily elected to waive advisory fees and reimburse other operating expenses to the extent necessary to limit total operating expenses to 1.50% of the Fund's average daily net assets for the current fiscal year. For the year ended June 30, 2001, the Advisor waived and reimbursed expenses amounting to $81,290 for the Fund. The Operating Expense Agreement provides that any fees waived and/or operating expenses reimbursed by the Advisor during a fiscal year of the Fund may be recouped by the Advisor during the three subsequent years to the extent that the Fund's aggregate operating expenses do not exceed the stated annual expense limitation. As of June 30, 2001 the Advisor had unrecouped fee waivers and/or expense reimbursements of $159,582, of which $78,292 can be recouped through June 30, 2003 and $81,290 can be recouped through June 30, 2004.

The Trust has adopted a Distribution Plan (the "Plan"), with respect to the Fund, pursuant to Rule 12b-1 under the Investment Company Act of 1940, which permits the Fund to pay certain expenses associated with the distribution of its shares. The Plan provides that the Trust will reimburse PFPC Distributors, Inc. (the "Distributor"), the Trust's sole underwriter and distributor for actual distribution and shareholder servicing expenses incurred by the Distributor not exceeding, on an annual basis, 0.25% of the average daily net assets of the Fund. Provident Distributors, Inc. served as the sole underwriter and distributor  of the Trust  from July 1, 2000 to  December  31,  2001.  Effective
January 1, 2001, PFPC Distributors, Inc. served as sole underwriter and distributor of the Trust.

Certain officers and trustees of the Trust are affiliated persons of the Advisor.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees
Trainer Wortham Funds
New York, New York

We have audited the statement of assets and liabilities of Trainer Wortham Large-Cap Growth Fund (one of the series constituting Trainer Wortham Funds), including the schedule of investments, as of June 30, 2001, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year then ended and for the period December 8, 1999 (commencement of operations) to June 30, 2000. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trainer Wortham Large-Cap Growth Fund series of Trainer Wortham Funds as of June 30, 2001, and the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period December 8, 1999 to June 30, 2000 in conformity with U.S. generally accepted accounting principles.



                                                BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
August 1, 2001

ILLUSTRATION OF $10,000 INVESTMENT
--------------------------------------------------------------------------------

The graph below compares the increase in value of a $10,000 investment in the Trainer Wortham Large-Cap Growth Fund with the performance of the Standard &
Poor's 500 Index. Unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.

[GRAPHIC OMITTED OF CHART]

AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/01
 1 YEAR          SINCE INCEPTION
(43.54%)            (27.36%)*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS
          Large-Cap Growth Fund         S&P 500 Index

12/8/99        $10,000                     $10,000
6/30/00         10,750                      10,361
12/31/00         8,000                       9,405
6/30/01          6,070                       8,722

Past performance is not predictive of future performance.


* Fund commenced operations December 8, 1999.

                             TRAINER WORTHAM FUNDS
                                845 Third Avenue
                               New York, NY 10022

OFFICERS                                  AUDITORS
David P. Como                             Briggs, Bunting & Dougherty, LLP
PRESIDENT                                 Two Penn Center Plaza
                                          1500 JFK Boulevard
John D. Knox                              Philadelphia, PA 19102
VICE PRESIDENT
                                          CUSTODIAN
Robert J. Vile                            PFPC Trust Company, Inc.
VICE PRESIDENT                            8800 Tinicum Blvd.
                                          Philadelphia, PA 19153
James G. Shaw
TREASURER                                 FUND ADMINISTRATION
                                          PFPC Inc.
Mary Jane Maloney                         3200 Horizon Drive
SECRETARY                                 King of Prussia, PA 19406

INVESTMENT ADVISOR
Trainer Wortham & Co., Inc.
845 Third Avenue
New York, NY 10022

DISTRIBUTED BY PFPC DISTRIBUTORS, INC., 3200 HORIZON DRIVE, KING OF PRUSSIA, PA 19406 - DFU 8/01

THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE TRUST UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES DETAILS REGARDING THE TRUST'S OBJECTIVES, POLICIES, EXPENSES AND OTHER INFORMATION.

TRUSTEES:

Robert H. Breslin, Jr.
David P. Como
Raymond Eisenberg
Todd L. Eisenberg
David Elias
George A. Froley, III
Robert S. Lazar
Martin S. Levine
Timothy J. O'Hara
James F. Twaddell



FOR MORE COMPLETE INFORMATION INCLUDING
CHARGES AND EXPENSES, YOU MAY REQUEST A
PROSPECTUS BY CALLING:

             866.TWFUNDS
            866.893.8637

      ---------------------
      TRAINER WORTHAM FUNDS
      ---------------------

845 Third Avenue, New York, New York 10022
866.TWFUNDS [BULLET] www.trainerwortham.com




                                                           ---------------------
                                                           TRAINER WORTHAM FUNDS
                                                           ---------------------

                                                               ANNUAL REPORT
                                                               JUNE 30, 2001


                                                           LARGE-CAP GROWTH FUND